INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 12,195
Balance on end of year	0	$ 12,195
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448	17,448
Deductions	17,448
Balance on end of year	0	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028	7,028
Deductions	7,028
Balance on end of year	0	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920	4,920
Deductions	4,920
Balance on end of year	0	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500	5,500
Deductions	5,500
Balance on end of year	0	5,500
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,253	4,279
Amortization	498	974
Deductions	5,751
Balance on end of year	0	5,253
Amortized cost on end of year	0	12,195
Accumulated Amortization [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	2,182	1,777
Amortization	207	405
Deductions	2,389
Balance on end of year	0	2,182
Amortized cost on end of year	0	4,846
Accumulated Amortization [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	1,370	1,115
Amortization	130	255
Deductions	1,500
Balance on end of year	0	1,370
Amortized cost on end of year	0	3,550
Accumulated Amortization [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	1,701	1,387
Amortization	161	314
Deductions	1,862
Balance on end of year	0	1,701
Amortized cost on end of year	$ 0	$ 3,799